Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 64,526	$ 5,282	$ 5,190	$ 810	$ 497	$ (68,691)	$ 7,614	$ 1,973	$ 9,587
Income (loss)						(3,442)	(3,442)	(237)	(3,679)
Issuance of shares, net of issuance expenses	2,772						2,772		2,772
Cost of share-based payment	10	16					26		26
Balance at Jun. 30, 2024	67,258	5,298	5,190	810	497	(72,133)	6,920	1,736	8,656
Balance at Dec. 31, 2023	64,526	5,282	5,190	810	497	(68,691)	7,614	1,973	9,587
Income (loss)						(6,284)	(6,284)	(1,188)	(7,472)
Issuance of shares, net of issuance expenses	6,255						6,255		6,255
Cost of share-based payment	105	464					569		569
Balance at Dec. 31, 2024	70,886	5,746	5,190	810	497	(74,975)	8,154	785	8,939
Income (loss)						(9,328)	(9,328)	(84)	(9,412)
Recognition of conversion feature in convertible debenture	126						126		126
Cost of share-based payment		266					266		266
Balance at Jun. 30, 2025	$ 71,012	$ 6,012	$ 5,190	$ 810	$ 497	$ (84,328)	$ (782)	$ 701	$ (81)